Inventories (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventories [Line Items]
In process and finished products	$ 746.1	$ 741.5	$ 732.4